Note 2 - Summary of Significant Accounting Policies (Details) - Basic Net Loss Per Share (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Numerator:
Net loss	$ 1,568,000	$ (1,937,000)
Preferred stock dividends		(93,000)
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted	1,568,000	(2,030,000)
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	$ 1,568,000	$ (2,030,000)
Denominator:
Denominator for basic earnings per share--weighted average shares (in Shares)	70,651,415	25,014,166
Effect of dilutive securities:
Assumed conversion of Series A, C, and D preferred stock (in Shares)	2,992,702
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions (in Shares)	74,887,749	25,014,166
Net loss available to common stockholders
Basic (in Dollars per share)	$ 0.02	$ (0.08)
Diluted (in Dollars per share)	$ 0.02	$ (0.08)
Restricted Stock Units (RSUs) [Member]
Effect of dilutive securities:
Unvested restricted stock units (in Shares)	1,243,632